Fees and Expenses	Oct. 31, 2025 USD ($)
MFS Global Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Global Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Global Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.07%
Expenses (as a percentage of Assets)		1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.88%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		1.17%	1.92%	1.92%	0.92%	1.92%	1.42%	1.17%	0.92%	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.16% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.91% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.91% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.41% of the class' average daily net assets annually for Class R2 shares, and 0.82% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity and/or foreign tax reclaim recovery expenses (including contingency fees and closing agreement expenses to be paid to third party service providers) incurred in connection with the fund’s recovery of foreign taxes previously withheld in certain foreign countries. These expenses are excluded from the expense limitation described above.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Global Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 687	$ 595	$ 295	$ 94	$ 195	$ 145	$ 119	$ 94	$ 85
Expense Example, with Redemption, 3 Years	935	913	613	304	613	460	382	304	276
Expense Example, with Redemption, 5 Years	1,202	1,258	1,058	531	1,058	798	666	531	483
Expense Example, with Redemption, 10 Years	$ 1,963	$ 2,098	$ 2,098	$ 1,185	$ 2,292	$ 1,753	$ 1,473	$ 1,185	$ 1,080
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Global Equity Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 195	$ 195
Expense Example, No Redemption, 3 Years	[1]	613	613
Expense Example, No Redemption, 5 Years	[1]	1,058	1,058
Expense Example, No Redemption, 10 Years	[1]	$ 2,098	$ 2,098
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
MFS Global Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Global Total Return Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 13 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Global Total Return Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Global Total Return Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.08%
Expenses (as a percentage of Assets)		1.20%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%	0.86%
Fee Waiver or Reimbursement	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.09%)
Net Expenses (as a percentage of Assets)		1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2027. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.09% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.84% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.84% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.34% of the class' average daily net assets annually for Class R2 shares, and 0.77% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Global Total Return Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 680	$ 587	$ 287	$ 86	$ 187	$ 136	$ 111	$ 86	$ 79
Expense Example, with Redemption, 3 Years	924	902	602	292	602	448	370	292	265
Expense Example, with Redemption, 5 Years	1,187	1,242	1,042	515	1,042	782	649	515	468
Expense Example, with Redemption, 10 Years	$ 1,937	$ 2,071	$ 2,071	$ 1,156	$ 2,266	$ 1,726	$ 1,445	$ 1,156	$ 1,052
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Global Total Return Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 187	$ 187
Expense Example, No Redemption, 3 Years	[1]	602	602
Expense Example, No Redemption, 5 Years	[1]	1,042	1,042
Expense Example, No Redemption, 10 Years	[1]	$ 2,071	$ 2,071
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	62.00%
MFS Global Total Return Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Utilities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Utilities Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Utilities Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.08%
Expenses (as a percentage of Assets)		1.02%	1.77%	1.77%	0.77%	1.77%	1.27%	1.02%	0.77%	0.68%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.01%	1.76%	1.76%	0.76%	1.76%	1.26%	1.01%	0.76%	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Utilities Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 672	$ 579	$ 279	$ 78	$ 179	$ 128	$ 103	$ 78	$ 68
Expense Example, with Redemption, 3 Years	880	856	556	245	556	402	324	245	217
Expense Example, with Redemption, 5 Years	1,105	1,158	958	427	958	696	562	427	378
Expense Example, with Redemption, 10 Years	$ 1,750	$ 1,885	$ 1,885	$ 953	$ 2,083	$ 1,533	$ 1,247	$ 953	$ 846
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Utilities Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 179	$ 179
Expense Example, No Redemption, 3 Years	[1]	556	556
Expense Example, No Redemption, 5 Years	[1]	958	958
Expense Example, No Redemption, 10 Years	[1]	$ 1,885	$ 1,885
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
MFS Utilities Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.